Performance Management - Innovator Uncapped Bitcoin 20 Floor ETF - Quarterly	Feb. 06, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Availability Website Address [Text]	www.innovatoretfs.com